UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Soroban Capital Partners LLC

Address: 444 Madison Avenue
         12th Floor
         New York, NY 10022

13F File Number: 028-14747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Niditch
Title:  Legal Counsel
Phone:  212-314-1300


Signature, Place and Date of Signing:

    /s/ Steven Niditch                New York, NY          February 14, 2013
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:       $5,741,622
                                             (in thousands)

List of Other Included Managers:

Form 13F File Number            Name


(1)028-14748                    Soroban Master Fund LP

                                                   FORM 13F INFORMATION TABLE
                                                        December 31, 2012
COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7     COLUMN 8

                                TITLE                     VALUE      SHRS OR  SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP    (X1000)    PRN AMT  PRN CALL    DISCRETION    MANGRS    SOLE   SHARED NONE
AMERICAN ELEC PWR INC         COM              025537101   45,744   1,071,800      CALL  SHARED-DEFINED   1      1,071,800
AUTODESK INC                  COM              052769106  118,610   3,355,300  SH        SHARED-DEFINED   1      3,355,300
B/E AEROSPACE INC             COM              073302101   99,585   2,015,900  SH        SHARED-DEFINED   1      2,015,900
CBS CORP NEW                  CL B             124857202  223,392   5,871,000  SH        SHARED-DEFINED   1      5,871,000
CBS CORP NEW                  CL B             124857202  247,325   6,500,000      CALL  SHARED-DEFINED   1      6,500,000
CHENIERE ENERGY INC           COM NEW          16411R208  171,924   9,154,606  SH        SHARED-DEFINED   1      9,154,606
CHESAPEAKE ENERGY CORP        COM              165167107   84,587   5,089,500      CALL  SHARED-DEFINED   1      5,089,500
COCA COLA ENTERPRISES INC NE  COM              19122T109  133,126   4,195,600  SH        SHARED-DEFINED   1      4,195,600
COCA COLA ENTERPRISES INC NE  COM              19122T109   63,460   2,000,000      CALL  SHARED-DEFINED   1      2,000,000
CORRECTIONS CORP AMER NEW     COM NEW          22025Y407   70,195   1,979,000  SH        SHARED-DEFINED   1      1,979,000
DIRECTV                       COM              25490A309  175,560   3,500,000      CALL  SHARED-DEFINED   1      3,500,000
DOLLAR GEN CORP NEW           COM              256677105  201,876   4,578,724  SH        SHARED-DEFINED   1      4,578,724
DUKE ENERGY CORP NEW          COM NEW          26441C204   70,984   1,112,600      CALL  SHARED-DEFINED   1      1,112,600
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN   29273R109   10,754     250,500      CALL  SHARED-DEFINED   1        250,500
GOOGLE INC                    CL A             38259P508  195,025     275,700  SH        SHARED-DEFINED   1        275,700
GOOGLE INC                    CL A             38259P508  355,105     502,000      CALL  SHARED-DEFINED   1        502,000
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER   494550106   79,790   1,000,000      CALL  SHARED-DEFINED   1      1,000,000
KINDER MORGAN INC DEL         *W EXP 05/25/201 49456B119   53,537  14,163,194  SH        SHARED-DEFINED   1     14,163,194
LINN ENERGY LLC               UNIT LTD LIAB    536020100  114,530   3,250,000      CALL  SHARED-DEFINED   1      3,250,000
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100   86,492   1,515,008  SH        SHARED-DEFINED   1      1,515,008
MARATHON PETE CORP            COM              56585A102   66,150   1,050,000      CALL  SHARED-DEFINED   1      1,050,000
MELLANOX TECHNOLOGIES LTD     SHS              M51363113    5,938     100,000  SH        SHARED-DEFINED   1        100,000
NATIONAL FUEL GAS CO N J      COM              636180101  101,380   2,000,000  SH        SHARED-DEFINED   1      2,000,000
NEWELL RUBBERMAID INC         COM              651229106  153,558   6,895,268  SH        SHARED-DEFINED   1      6,895,268
NEWS CORP                     CL A             65248E104   93,188   3,653,000  SH        SHARED-DEFINED   1      3,653,000
NIELSEN HOLDINGS N V          COM              N63218106  165,031   5,394,941  SH        SHARED-DEFINED   1      5,394,941
PHILLIPS 66                   COM              718546104  138,459   2,607,521  SH        SHARED-DEFINED   1      2,607,521
PHILLIPS 66                   COM              718546104  510,456   9,613,100      CALL  SHARED-DEFINED   1      9,613,100
PPL CORP                      COM              69351T106   14,315     500,000      CALL  SHARED-DEFINED   1        500,000
REALOGY HLDGS CORP            COM              75605Y106   54,855   1,307,318  SH        SHARED-DEFINED   1      1,307,318
SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308  872,500  25,000,000      CALL  SHARED-DEFINED   1     25,000,000
SEMGROUP CORP                 CL A             81663A105  107,469   2,749,969  SH        SHARED-DEFINED   1      2,749,969
SPECTRA ENERGY CORP           COM              847560109   20,535     750,000      CALL  SHARED-DEFINED   1        750,000
UNITED TECHNOLOGIES CORP      COM              913017109   20,503     250,000      CALL  SHARED-DEFINED   1        250,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209   91,490   3,632,000  SH        SHARED-DEFINED   1      3,632,000
WESTLAKE CHEM CORP            COM              960413102   79,300   1,000,000  SH        SHARED-DEFINED   1      1,000,000
WILLIAMS COS INC DEL          COM              969457100  317,446   9,695,974  SH        SHARED-DEFINED   1      9,695,974
WILLIAMS COS INC DEL          COM              969457100  216,084   6,600,000      CALL  SHARED-DEFINED   1      6,600,000
WYNN RESORTS LTD              COM              983134107  111,365     990,000  SH        SHARED-DEFINED   1        990,000